Financial Instruments and Financial Risk Management - Summary of Debt-to-Equity and Debt-to-Capitalization Ratios (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about financial instruments [abstract]
Long-term debt		$ 2,402,881	$ 1,884,182	$ 1,315,757
Shareholders' equity		$ 2,673,275	$ 2,591,410	$ 2,463,070
Debt-to-equity ratio		0.9	0.73
Debt-to-capitalization ratio	[1]	0.47	0.42

[1]	Long-term debt divided by the sum of shareholders' equity and long-term debt.